Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The below table sets forth the following information determined pursuant to the PvP disclosure rules for the previous three fiscal years (i) the total and average total compensation set forth in the Summary Compensation Table (“SCT”) for the Chief Executive Officer and the named executive officers as a group (excluding the Chief Executive Officer), respectively, (ii) the total and average total “compensation actually paid” (as determined in accordance with the PvP disclosure rules) for the Chief Executive Officer and the named executive officers as a group (excluding the Chief Executive Officer), respectively, and (iii) the Company’s cumulative Total Shareholder Return (“Cumulative TSR”).

					Value of Initial Fixed $100 Investment Based on(4):
Year(a)(1)	SCT Total for PEO(b)	Compensation Actually Paid to PEO(c)(2)	Average SCT Total for Non-PEO Named Executive Officers(d)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(e)(2)	Total Shareholder Return(f)	Net Loss (thousands) (h)
2025	$2,402,593	$2,097,846	$762,436	$679,177	$0.95	$(70,408)
2024	$530,452	$(1,888,239)	$676,003	$573,498	$1.11	$(46,790)
2023	$545,259	$(5,326,369)	$555,134	$39,978	$1.37	$(101,360)

(1).	Mr. Paradise served as Principal Executive Officer (“PEO”) for all three years. The following individuals served as the Non-PEO NEOs for the covered years:
a.	For 2025, Messrs. Franceschi and Patel.
b.	For 2024, Messrs. Franceschi and Patel.
c.	For 2023, Messrs. Chafkin, Roswig, Dahlinghaus, and Ms. Edelman.
(2).
Represents Compensation Actually Paid (“CAP”) for our PEO and average CAP for our Non-PEO NEOs as a group, as computed in accordance with the PvP disclosure rules (determined as set forth below). The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our NEOs during the covered years.

(3).	Amounts reflected in this column represents the average “Total Compensation” from the SCT and CAP for our Non-PEO NEOs as a group for the covered years.
(4).
these columns reflect the Company’s Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from December 31, 2022 through December 31, 2025. We have assumed that dividends have been reinvested. The resulting amounts assume that $100 was invested on December 17, 2020, in each of our Class A Common Stock and the stocks of our PvP Peer Group.

CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:

Adjustments to Determine CAP for PEO
Covered Fiscal Year	2025	2024	2023
SCT Total for PEO	$2,402,593	$530,452	$545,259

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” column in the SCT for the covered fiscal year	$(1,797,141)	$—	$—
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$929,993	$—	$—
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$460,962	$—	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(312,493)	$(2,251,575)	$(6,040,542)
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$413,932	$(167,116)	$168,914
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$—	$—	$—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(304,747)	$(2,418,691)	$(5,871,628)
CAP	$2,097,846	$(1,888,239)	$(5,326,369)

Adjustments to Determine Average CAP for Non-PEO Named Executive Officers as a Group
Covered Fiscal Year	2025	2024	2023
Average SCT Total for Non-PEO Named Executive Officers	$762,436	$676,003	$555,134

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” column in the SCT for the covered fiscal year	$(239,618)	$(212,090)	$(100,635)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$27,555	$109,585	$69,007
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$122,922	$—	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$—	$—	$(401,365)
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$5,882	$—	$(37,011)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$—	$—	$(45,152)
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(83,259)	$(102,505)	$(515,157)
CAP	$679,177	$573,498	$39,978

(i)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation - Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table. Notwithstanding the foregoing, in order to properly value the option awards and market-based awards, we made appropriate adjustments to the grant date assumptions in our Black-Scholes and Monte Carlo valuation models, respectively. For our Black-Scholes model, we adjusted the assumptions to reflect changes in the stock price historical and implied volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. For our Monte Carlo model, we adjusted the assumptions to reflect changes in the stock price, historical and implied volatility, and risk free interest rates as of the relevant measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Named Executive Officers, Footnote
(1).	Mr. Paradise served as Principal Executive Officer (“PEO”) for all three years. The following individuals served as the Non-PEO NEOs for the covered years:
a.	For 2025, Messrs. Franceschi and Patel.
b.	For 2024, Messrs. Franceschi and Patel.
c.	For 2023, Messrs. Chafkin, Roswig, Dahlinghaus, and Ms. Edelman.

PEO Total Compensation Amount	$ 2,402,593	$ 530,452	$ 545,259
PEO Actually Paid Compensation Amount	$ 2,097,846	(1,888,239)	(5,326,369)
Adjustment To PEO Compensation, Footnote
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:

Adjustments to Determine CAP for PEO
Covered Fiscal Year	2025	2024	2023
SCT Total for PEO	$2,402,593	$530,452	$545,259

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” column in the SCT for the covered fiscal year	$(1,797,141)	$—	$—
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$929,993	$—	$—
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$460,962	$—	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(312,493)	$(2,251,575)	$(6,040,542)
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$413,932	$(167,116)	$168,914
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$—	$—	$—
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(304,747)	$(2,418,691)	$(5,871,628)
CAP	$2,097,846	$(1,888,239)	$(5,326,369)

(i)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation - Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table. Notwithstanding the foregoing, in order to properly value the option awards and market-based awards, we made appropriate adjustments to the grant date assumptions in our Black-Scholes and Monte Carlo valuation models, respectively. For our Black-Scholes model, we adjusted the assumptions to reflect changes in the stock price historical and implied volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. For our Monte Carlo model, we adjusted the assumptions to reflect changes in the stock price, historical and implied volatility, and risk free interest rates as of the relevant measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 762,436	676,003	555,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 679,177	573,498	39,978
Adjustment to Non-PEO NEO Compensation Footnote
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:

Adjustments to Determine Average CAP for Non-PEO Named Executive Officers as a Group
Covered Fiscal Year	2025	2024	2023
Average SCT Total for Non-PEO Named Executive Officers	$762,436	$676,003	$555,134

Pension Adjustments
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$—	$—	$—
Add pension value attributable to covered fiscal year’s “service cost”	$—	$—	$—
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$—	$—	$—
Equity Adjustments(i)
Subtract fair value (as of grant date) reported in the “Stock Awards” column in the SCT for the covered fiscal year	$(239,618)	$(212,090)	$(100,635)
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$27,555	$109,585	$69,007
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$122,922	$—	$—
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$—	$—	$(401,365)
Add/Subtract the change in fair value from the prior year-end to the vesting date for equity awards granted in prior fiscal years that vested during covered fiscal year	$5,882	$—	$(37,011)
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$—	$—	$(45,152)
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$—	$—	$—
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
TOTAL ADJUSTMENTS	$(83,259)	$(102,505)	$(515,157)
CAP	$679,177	$573,498	$39,978

(i)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation - Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table. Notwithstanding the foregoing, in order to properly value the option awards and market-based awards, we made appropriate adjustments to the grant date assumptions in our Black-Scholes and Monte Carlo valuation models, respectively. For our Black-Scholes model, we adjusted the assumptions to reflect changes in the stock price historical and implied volatility, expected life (including remaining vesting periods, remaining expiration periods and option gain levels), dividend yield and risk-free interest rates as of each measurement date. For our Monte Carlo model, we adjusted the assumptions to reflect changes in the stock price, historical and implied volatility, and risk free interest rates as of the relevant measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and the Company’s Cumulative TSR for FY 2023-2025
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2023, 2024 and 2025 to the Company’s Cumulative TSR.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Company Net Loss over FY 2023-2025
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2023, 2024 and 2025 to the Company’s Net Loss.

Total Shareholder Return Amount	$ 0.95	1.11	1.37
Net Income (Loss)	$ (70,408,000)	$ (46,790,000)	$ (101,360,000)
PEO Name	Mr. Paradise	Mr. Paradise	Mr. Paradise
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (304,747)	$ (2,418,691)	$ (5,871,628)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,797,141)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	929,993	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,493)	(2,251,575)	(6,040,542)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,962	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,932	(167,116)	168,914
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Incremental Fair Value (as of Modification Date) of Equity Awards Modified During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,259)	(102,505)	(515,157)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,618)	(212,090)	(100,635)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,555	109,585	69,007
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(401,365)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,922	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,882	0	(37,011)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(45,152)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value (as of Modification Date) of Equity Awards Modified During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0